Financial assets at amortized cost - Loans and Advances to Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans And Receivables [Abstract]
Credit Cards	$ 274,537,256	$ 306,094,971
Consumer loans	71,324,186	79,769,338
Overdrafts	62,947,418	43,883,358
Commercial papers	58,508,686	56,750,248
Notes	58,203,908	39,743,482
Real estate mortgage	38,509,996	44,624,959
Loans for prefinancing and financing of exports	25,073,189	25,990,486
Pledge loans	24,708,033	31,832,424
Receivables from financial leases	6,388,015	5,673,027
Loans to employees	4,822,005	5,681,248
Other financing	108,488,268	116,611,613
Allowances for ECL	(20,656,668)	(26,601,372)
TOTAL	$ 712,854,292	$ 730,053,782